Expense Example - Eaton Vance Emerging Markets Debt Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	434	666	917	1,633	88	274	477	1,061	80	249	433	966